CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income / (Loss) (Note 24) [Member]	Parent [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2013	$ 952,635,543	$ 15,828	$ (3,085,481)	$ 534,936,597	$ 68,547,200	$ 244,310,439	$ 107,910,960	$ 952,635,543	$ 0
Balance, shares at Dec. 31, 2013		156,012,492
Exercise of share options	39,930	$ 3	0	39,927	0	0	0	39,930	0
Exercise of share options, shares		33,000
Treasury share repurchases (Note 19)	(17,610,787)	$ 0	$ (17,610,787)	0	0	0	0	(17,610,787)	0
Treasury share repurchases (Note 19), shares			(9,025,690)
Shares repurchased under RSU plan	(7,042,725)	0		(7,042,725)	0	0	0	(7,042,725)	0
Other comprehensive loss	(3,354,027)	0	$ 0	0	0	0	(3,353,952)	(3,353,952)	(75)
Stock-based compensation expenses	2,736,313	0	0	2,736,313	0	0	0	2,736,313	0
Net income	48,496,365	0	0	0	0	48,515,730	0	48,515,730	(19,365)
Appropriation to statutory reserves	0	0	0	0	4,282,287	(4,282,287)	0	0	0
Dividends to shareholders	(15,288,919)	0	0	0	0	(15,288,919)	0	(15,288,919)	0
Balance at Dec. 31, 2014	960,611,693	$ 15,831	(20,696,268)	530,670,112	72,829,487	273,254,963	104,557,008	960,631,133	(19,440)
Balance, shares at Dec. 31, 2014		147,019,802
Exercise of share options	48,400	$ 4	0	48,396	0	0	0	48,400	0
Exercise of share options, shares		40,000
Treasury share repurchases (Note 19)	(3,349,172)	$ 0	$ (3,349,172)	0	0	0	0	(3,349,172)	0
Treasury share repurchases (Note 19), shares			(2,179,902)
Shares repurchased under RSU plan	(3,259,998)	$ 0		(3,259,998)	0	0	0	(3,259,998)	0
Shares repurchased under RSU plan, shares		(2,076,964)
Other comprehensive loss	(73,604,028)	$ 0	$ 0	0	0	0	(73,605,171)	(73,605,171)	1,143
Stock-based compensation expenses	3,774,826	0	0	3,774,826	0	0	0	3,774,826	0
Net income	66,481,585	0	0	0	0	66,482,107	0	66,482,107	(522)
Appropriation to statutory reserves	0	0	0	0	7,220,277	(7,220,277)	0	0	0
Dividends to shareholders	(14,751,704)	0	0	0	0	(14,751,704)	0	(14,751,704)	0
Balance at Dec. 31, 2015	935,951,602	$ 15,835	(24,045,440)	531,233,336	80,049,764	317,765,089	30,951,837	935,970,421	(18,819)
Balance, shares at Dec. 31, 2015		142,802,936
Capital injection from non-controlling interests	10,064,263	$ 0	0	0	0		0	0	10,064,263
Exercise of share options	3,356,870	$ 216	0	3,356,654	0	0	0	3,356,870	0
Exercise of share options, shares		2,160,884
Treasury share repurchases (Note 19)	(29,688,648)	$ 0	$ (29,688,648)	0	0	0	0	(29,688,648)	0
Treasury share repurchases (Note 19), shares			(13,198,238)
Shares repurchased under RSU plan	(4,003,999)	$ 0		(4,003,999)	0	0	0	(4,003,999)	0
Shares repurchased under RSU plan, shares		(1,614,220)
Other comprehensive loss	(66,273,588)	$ 0	$ 0	0	0	0	(65,634,725)	(65,634,725)	(638,863)
Stock-based compensation expenses	7,828,255	$ 0	0	7,828,255	0	0	0	7,828,255	0
Stock-based compensation expenses, Shares		1,275,379
Net income	79,462,680	$ 0	0	0	0	72,977,548	0	72,977,548	6,485,132
Appropriation to statutory reserves	0	0	0	0	15,923,532	(15,923,532)	0	0	0
Dividends to shareholders	(20,545,257)	0	0	0	0	(20,545,257)	0	(20,545,257)	0
Balance at Dec. 31, 2016	$ 916,152,178	$ 16,051	$ (53,734,088)	$ 538,414,246	$ 95,973,296	$ 354,273,848	$ (34,682,888)	$ 900,260,465	$ 15,891,713
Balance, shares at Dec. 31, 2016		131,426,741